Short-term loans (Tables)	12 Months Ended
Dec. 31, 2019
Short-term loans [abstract]
Short-term loans
	As at 31 December 2019			As at 31 December 2018
	Original currency	RMB equivalent	Annual interest rate	Original currency	RMB equivalent	Annual interest rate
	’000			’000

Secured
RMB
- Fixed rate	667,979	667,979	0.00%-4.20%	435,856	435,856	3.41%-6.90%
- Variable rate	-	-	-	75,000	75,000	3.60%-3.85%

Unsecured
RMB
- Fixed rate	13,935,660	13,935,660	3.15%-4.35%	11,740,658	11,740,658	3.30%-4.90%
- Variable rate	50,948,412	50,948,412	3.60%-4.79%	47,227,150	47,227,150	3.92%-4.65%
US$
- Variable rate	200,000	1,394,304	3.32%	180,401	1,238,131	3.79%
PKR
- Variable rate	3,857,000	173,013	14.58%	6,500,000	321,977	11.51%

Total		67,119,368			61,038,772